Basis of Presentation (Narrative) (Details)		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2018 state item
Basis of Presentation [Abstract]
Common stock, percentage held by stockholders	80.20%
Number of systems or appliances covered under service plans | item		21
Number of States in which Entity Operates | state		50